Intangible assets - Changes (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	kr (57,485)
Balance at the end	kr (53,790)	kr (57,485)
Remaining amortization period	6 years 3 months	7 years 3 months
Licenses, rights and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	kr (2,530)
Balance at the end	(2,530)	kr (2,530)
Amortization and impairment for the financial year	0
Licenses, rights and patents | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Licenses, rights and patents | Administrative expense.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Licenses, rights and patents | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	0
Licenses, rights and patents | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(2,530)	(2,480)
Additions due to business combinations		0
Additions	0	0
Currency translation	0	50
Balance at the end	(2,530)	(2,530)
Licenses, rights and patents | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0	0
Amortization for the year	0	0
Impairment, cf note 17		0
Currency translation	0	0
Balance at the end	0	0
Amortization and impairment for the financial year		0
Intellectual Property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	0
Balance at the end	0	0
Amortization and impairment for the financial year	0
Intellectual Property | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Intellectual Property | Administrative expense.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Intellectual Property | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0	13,692
Intellectual Property | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(13,692)	0
Additions due to business combinations		13,692
Additions	0	0
Currency translation	0	0
Balance at the end	(13,692)	(13,692)
Intellectual Property | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	13,692	0
Amortization for the year	0	957
Impairment, cf note 17		(12,735)
Currency translation	0	0
Balance at the end	13,692	13,692
Amortization and impairment for the financial year		13,692
Physician relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(54,955)
Balance at the end	(51,260)	(54,955)
Amortization and impairment for the financial year	7,859
Physician relationship | Research and development expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Physician relationship | Administrative expense.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	0
Physician relationship | Sale and marketing expenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization and impairment for the financial year	7,859	5,901
Physician relationship | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(60,576)	0
Additions due to business combinations		68,459
Additions	0	0
Currency translation	5,037	(7,883)
Balance at the end	(65,613)	(60,576)
Physician relationship | Accumulated depreciation amortisation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	5,621	0
Amortization for the year	7,859	5,901
Impairment, cf note 17		0
Currency translation	873	(280)
Balance at the end	kr 14,353	5,621
Amortization and impairment for the financial year		kr 5,901